Summary of Significant Accounting Policies - Schedule of Error Corrections and Prior Period Adjustment (Details) (10Q) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Total Current Assets	$ 1,068,567	$ 1,942,413	$ 1,914,393	$ 3,150,237
Total Assets	2,436,774	4,571,529	3,674,126	6,164,169
Total Current Liabilities	20,576,860	16,144,978	16,351,827	20,727,066
Total Liabilities	20,686,430	16,401,491	16,465,822	21,021,239
Total Stockholders' Deficiency	(15,063,526)	(12,654,962)	(9,605,566)	(10,456,340)
Loss From Operations	(3,852,865)	(6,689,900)	(11,319,794)	(24,489,018)
Total Other Income	(2,893,903)	1,769,068	3,074,870	1,259,699
Net Loss	(6,746,768)	(4,920,832)	(8,244,924)	(23,229,319)
Less: Net income attributable to noncontrolling interest		66,994	389,600	(531,302)
Net Loss Attributable to Car Charging Group, Inc.	(6,746,768)	(4,987,826)	(8,634,524)	(22,698,017)
Dividend attributable to Series C shareholders	683,700	414,400	950,100	20,800
Net Loss Attributable to Common Shareholders	$ (7,430,468)	$ (5,402,226)	$ (9,584,624)	$ (22,718,817)
Net Loss Per Share - Basic and Diluted	$ (0.09)	$ (0.07)	$ (0.12)	$ (0.29)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	79,986,345	78,489,861	79,029,180	77,675,650
Adjustments to reconcile net loss to net cash used in operating activities	$ 5,312,263	$ 998,388	$ 2,307,687	$ 16,192,998
Net Cash Used In Operating Activities	(1,434,505)	(3,922,444)	(5,937,237)	(7,036,321)
Net Cash Used In Investing Activities	(58,669)	(253,452)	(102,264)	(830,113)
Net Cash Provided By Financing Activities	$ 1,487,710	2,828,415	$ 4,601,670	$ 1,656,157
As Reported [Member]
Total Current Assets		1,942,413
Total Assets		4,571,529
Total Current Liabilities		17,244,978
Total Liabilities		17,501,491
Total Stockholders' Deficiency		(13,754,962)
Loss From Operations		(6,689,900)
Total Other Income		669,068
Net Loss		(6,020,832)
Less: Net income attributable to noncontrolling interest		66,994
Net Loss Attributable to Car Charging Group, Inc.		(6,087,826)
Dividend attributable to Series C shareholders		(414,400)
Net Loss Attributable to Common Shareholders		$ (6,502,226)
Net Loss Per Share - Basic and Diluted		$ (0.08)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted		78,489,861
Adjustments to reconcile net loss to net cash used in operating activities		$ 2,374,328
Net Cash Used In Operating Activities		(3,922,444)
Net Cash Used In Investing Activities		(253,452)
Net Cash Provided By Financing Activities		2,828,415
As Adjustment [Member]
Total Current Assets
Total Assets
Total Current Liabilities		(1,100,000)
Total Liabilities		(1,100,000)
Total Stockholders' Deficiency		1,100,000
Loss From Operations
Total Other Income		1,100,000
Net Loss		1,100,000
Less: Net income attributable to noncontrolling interest
Net Loss Attributable to Car Charging Group, Inc.		1,100,000
Dividend attributable to Series C shareholders
Net Loss Attributable to Common Shareholders		$ 1,100,000
Net Loss Per Share - Basic and Diluted
Weighted Average Number of Common Shares Outstanding - Basic and Diluted
Adjustments to reconcile net loss to net cash used in operating activities		$ (1,100,000)
Net Cash Used In Operating Activities
Net Cash Used In Investing Activities
Net Cash Provided By Financing Activities